Expected Credit Losses	12 Months Ended
Dec. 31, 2025
Expected Credit Losses [Abstract]
Expected credit losses
39.	Expected credit losses:

(a)	The detail of this line item is as follows:

	2025	2024	2023
	MCh$	MCh$	MCh$

Expense of allowances established for credit risk	462,123	421,210	321,829
Expense of provisions for contingent loans	(290)	(4,200)	(53,875)
Recovery of written-off loans	(71,383)	(65,313)	(63,256)
Impairments for credit risk of other financial assets at amortized cost and financial assets at FVTOCI	4,412	1,009	(2,754)
Total	394,862	352,706	201,944

(b)	Summary of the expense of allowances constituted for credit risk and expected credit losses:

	Expense of allowances constituted in the year
	Evaluation
As of December 31, 2025	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans to Banks
Allowances established	—	—	—
Allowances released	(154)	—	(154)
Subtotal	(154)	—	(154)
Commercial loans
Allowances established	26,000	63,617	89,617
Allowances released	—	—	—
Subtotal	26,000	63,617	89,617
Residential mortgage loans
Allowances established	—	10,326	10,326
Allowances released	—	—	—
Subtotal	—	10,326	10,326
Consumer loans
Allowances established	—	362,334	362,334
Allowances released	—	—	—
Subtotal	—	362,334	362,334
Expense of allowances established for credit risk	25,846	436,277	462,123

Contingent loans
Loans to banks			—
Commercial loans			2,716
Consumer loans			(3,006)
Expenses of provisions for contingent loans			(290)

Impairments for credit risk from financial assets at fair value through other comprehensive income			4,412

Recovery of written-off loans
Loans to banks			—
Commercial loans			(18,127)
Residential mortgage loans			(7,981)
Consumer loans			(45,275)
Subtotal			(71,383)
Total Expected Credit Losses			394,862
	Expense of allowances constituted in the year
	Evaluation
As of December 31, 2024	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans to Banks
Allowances established	559	—	559
Allowances released	—	—	—
Subtotal	559	—	559
Commercial loans
Allowances established	25,039	66,749	91,788
Allowances released	—	—	—
Subtotal	25,039	66,749	91,788
Residential mortgage loans
Allowances established	—	4,976	4,976
Allowances released	—	—	—
Subtotal	—	4,976	4,976
Consumer loans
Allowances established	—	323,887	323,887
Allowances released	—	—	—
Subtotal	—	323,887	323,887
Expense of allowances established for credit risk	25,598	395,612	421,210

Contingent loans
Loans to banks			—
Commercial loans			(5,258)
Consumer loans			1,058
Expenses of provisions for contingent loans			(4,200)

Impairments for credit risk from financial assets at fair value through other comprehensive income			1,009

Recovery of written-off loans
Loans to banks			—
Commercial loans			(19,752)
Residential mortgage loans			(6,941)
Consumer loans			(38,620)
Subtotal			(65,313)
Total Expected Credit Losses			352,706
	Expense of allowances constituted in the year
	Evaluation
As of December 31, 2023	Individual	Group	Total
	MCh$	MCh$	MCh$
Loans to Banks
Allowances established	—	—	—
Allowances released	(270)	—	(270)
Subtotal	(270)	—	(270)
Commercial loans
Allowances established	—	65,734	65,734
Allowances released	(28,145)	—	(28,145)
Subtotal	(28,145)	65,734	37,589
Residential mortgage loans
Allowances established	—	(8,422)	(8,422)
Allowances released	—	—	—
Subtotal	—	(8,422)	(8,422)
Consumer loans
Allowances established	—	292,932	292,932
Allowances released	—	—	—
Subtotal	—	292,932	292,932
Expense of allowances established for credit risk	(28,415)	350,244	321,829

Contingent loans
Loans to banks			—
Commercial loans			(15,670)
Consumer loans			(38,205)
Expenses of provisions for contingent loans			(53,875)

Impairments for credit risk from financial assets at fair value through other comprehensive income			(2,754)

Recovery of written-off loans
Loans to banks			—
Commercial loans			(19,660)
Residential mortgage loans			(11,716)
Consumer loans			(31,880)
Subtotal			(63,256)
Total Expected Credit Losses			201,944